S-K 1602(c) Dilution	Mar. 15, 2026 USD ($) $ / shares shares
Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 8
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.06)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	0.02
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(0.04)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 8.04
Net Tangible Book Value (in Dollars) | $	$ (170,102)
Net Tangible Book Value, Adjusted (in Dollars) | $	(238,102)
Net Tangible Book Value, Proceeds from Offering (in Dollars) | $	$ 100,665,000	[1]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	2,875,000	[2]
Number of Shares Used, Adjustment	5,425,000
With Over-Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 8
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.06)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	0.03
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 8.03
Net Tangible Book Value (in Dollars) | $	$ (170,102)
Net Tangible Book Value, Adjusted (in Dollars) | $	(193,102)
Net Tangible Book Value, Proceeds from Offering (in Dollars) | $	$ 115,665,000	[1]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	2,875,000	[2]
Number of Shares Used, Adjustment	6,214,375
Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $		[3]
Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 8	[4]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.84	[3]
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.17	[3]
Net Tangible Book Value (in Dollars) | $	$ (170,102)	[3]
Net Tangible Book Value, Adjusted (in Dollars) | $	76,071,424	[3]
Net Tangible Book Value, Proceeds from Offering (in Dollars) | $	$ 100,665,000	[3],[5]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	2,875,000	[3],[6]
Number of Shares Used, Adjustment	13,055,953	[3]
Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 8	[3]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.83	[4]
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.16	[4]
Net Tangible Book Value (in Dollars) | $	$ (170,102)	[4]
Net Tangible Book Value, Adjusted (in Dollars) | $	87,355,174	[4]
Net Tangible Book Value, Proceeds from Offering (in Dollars) | $	$ 115,665,000	[4],[5]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	2,875,000	[4],[6]
Number of Shares Used, Adjustment	14,969,203	[4]
Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $		[7]
Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 8	[8]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.9	[7]
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.1	[7]
Net Tangible Book Value (in Dollars) | $	$ (170,102)	[7]
Net Tangible Book Value, Adjusted (in Dollars) | $	52,380,950	[7]
Net Tangible Book Value, Proceeds from Offering (in Dollars) | $	$ 100,665,000	[5],[7]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	2,875,000	[6],[7]
Number of Shares Used, Adjustment	10,686,905	[7]
Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 8	[7]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.9	[8]
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.1	[8]
Net Tangible Book Value (in Dollars) | $	$ (170,102)	[8]
Net Tangible Book Value, Adjusted (in Dollars) | $	59,903,450	[8]
Net Tangible Book Value, Proceeds from Offering (in Dollars) | $	$ 115,665,000	[5],[8]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	2,875,000	[6],[8]
Number of Shares Used, Adjustment	12,224,030	[8]
Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $		[9]
Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 8	[10]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.42	[9]
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.55	[9]
Net Tangible Book Value (in Dollars) | $	$ (170,102)	[9]
Net Tangible Book Value, Adjusted (in Dollars) | $	28,690,475	[9]
Net Tangible Book Value, Proceeds from Offering (in Dollars) | $	$ 100,665,000	[5],[9]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	2,875,000	[6],[9]
Number of Shares Used, Adjustment	8,317,858	[9]
Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 8	[9]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.45	[10]
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.58	[10]
Net Tangible Book Value (in Dollars) | $	$ (170,102)	[10]
Net Tangible Book Value, Adjusted (in Dollars) | $	32,451,725	[10]
Net Tangible Book Value, Proceeds from Offering (in Dollars) | $	$ 115,665,000	[5],[10]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	2,875,000	[6],[10]
Number of Shares Used, Adjustment	9,478,858	[10]
Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $		[11]
Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 8	[12]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.74	[11]
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 7.16	[11]
Net Tangible Book Value (in Dollars) | $	$ (170,102)	[11]
Net Tangible Book Value, Adjusted (in Dollars) | $	5,000,001	[11]
Net Tangible Book Value, Proceeds from Offering (in Dollars) | $	$ 100,665,000	[5],[11]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	2,875,000	[6],[11]
Number of Shares Used, Adjustment	5,948,810	[11]
Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 8	[11]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.84	[12]
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 7.26	[12]
Net Tangible Book Value (in Dollars) | $	$ (170,102)	[12]
Net Tangible Book Value, Adjusted (in Dollars) | $	5,000,001	[12]
Net Tangible Book Value, Proceeds from Offering (in Dollars) | $	$ 115,665,000	[5],[12]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	2,875,000	[6],[12]
Number of Shares Used, Adjustment	6,733,685	[12]
Contribution receivable [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Contribution receivable [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Contribution receivable [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $		[4]
Contribution receivable [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $		[8]
Contribution receivable [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $		[10]
Contribution receivable [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $		[12]
Offering costs accrued in advance, excluded from tangible book value [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	117,000
Offering costs accrued in advance, excluded from tangible book value [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	117,000
Offering costs accrued in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	117,000	[3]
Offering costs accrued in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	117,000	[4]
Offering costs accrued in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	117,000	[7]
Offering costs accrued in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	117,000	[8]
Offering costs accrued in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	117,000	[9]
Offering costs accrued in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	117,000	[10]
Offering costs accrued in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	117,000	[11]
Offering costs accrued in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	117,000	[12]
Overallotment Liability [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(150,000)
Overallotment Liability [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Overallotment Liability [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(150,000)	[3]
Overallotment Liability [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(150,000)	[7]
Overallotment Liability [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(150,000)	[9]
Overallotment Liability [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(150,000)	[11]
Deferred Underwriting Commissions [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(700,000)
Deferred Underwriting Commissions [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(805,000)
Deferred Underwriting Commissions [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(700,000)	[3]
Deferred Underwriting Commissions [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(805,000)	[4]
Deferred Underwriting Commissions [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(700,000)	[7]
Deferred Underwriting Commissions [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(805,000)	[8]
Deferred Underwriting Commissions [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(700,000)	[9]
Deferred Underwriting Commissions [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(805,000)	[10]
Deferred Underwriting Commissions [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(700,000)	[11]
Deferred Underwriting Commissions [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(805,000)	[12]
Proceeds held in trust subject to redemption [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(100,000,000)	[2]
Proceeds held in trust subject to redemption [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(115,000,000)	[2]
Proceeds held in trust subject to redemption [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(23,690,474)	[3],[6]
Proceeds held in trust subject to redemption [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(27,451,724)	[4],[6]
Proceeds held in trust subject to redemption [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(47,380,948)	[6],[7]
Proceeds held in trust subject to redemption [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(54,903,448)	[6],[8]
Proceeds held in trust subject to redemption [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(71,071,423)	[6],[9]
Proceeds held in trust subject to redemption [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(82,355,173)	[6],[10]
Proceeds held in trust subject to redemption [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(94,761,897)	[6],[11]
Proceeds held in trust subject to redemption [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	$ (109,806,897)	[6],[12]
Ordinary shares forfeited if over-allotment is not exercised [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(375,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(375,000)	[3]
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment		[4]
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(375,000)	[7]
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment		[8]
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(375,000)	[9]
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment		[10]
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(375,000)	[11]
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment		[12]
Ordinary shares included in the public units offered [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	10,000,000
Ordinary shares included in the public units offered [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	11,500,000
Ordinary shares included in the public units offered [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	10,000,000	[3]
Ordinary shares included in the public units offered [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	11,500,000	[4]
Ordinary shares included in the public units offered [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	10,000,000	[7]
Ordinary shares included in the public units offered [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	11,500,000	[8]
Ordinary shares included in the public units offered [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	10,000,000	[9]
Ordinary shares included in the public units offered [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	11,500,000	[10]
Ordinary shares included in the public units offered [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	10,000,000	[11]
Ordinary shares included in the public units offered [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	11,500,000	[12]
Ordinary shares included in the private units [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	180,000
Ordinary shares included in the private units [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	187,500
Ordinary shares included in the private units [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	180,000	[3]
Ordinary shares included in the private units [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	187,500	[4]
Ordinary shares included in the private units [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	180,000	[7]
Ordinary shares included in the private units [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	187,500	[8]
Ordinary shares included in the private units [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	180,000	[9]
Ordinary shares included in the private units [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	187,500	[10]
Ordinary shares included in the private units [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	180,000	[11]
Ordinary shares included in the private units [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	187,500	[12]
Ordinary shares underlying the rights to be included in the public units [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	2,500,000
Ordinary shares underlying the rights to be included in the public units [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	2,875,000
Ordinary shares underlying the rights to be included in the public units [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	2,500,000	[3]
Ordinary shares underlying the rights to be included in the public units [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	2,875,000	[4]
Ordinary shares underlying the rights to be included in the public units [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	2,500,000	[7]
Ordinary shares underlying the rights to be included in the public units [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	2,875,000	[8]
Ordinary shares underlying the rights to be included in the public units [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	2,500,000	[9]
Ordinary shares underlying the rights to be included in the public units [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	2,875,000	[10]
Ordinary shares underlying the rights to be included in the public units [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	2,500,000	[11]
Ordinary shares underlying the rights to be included in the public units [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	2,875,000	[12]
Ordinary shares underlying the rights to be included in the private units [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	45,000
Ordinary shares underlying the rights to be included in the private units [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	46,875
Ordinary shares underlying the rights to be included in the private units [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	45,000	[3]
Ordinary shares underlying the rights to be included in the private units [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	46,875	[4]
Ordinary shares underlying the rights to be included in the private units [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	45,000	[7]
Ordinary shares underlying the rights to be included in the private units [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	46,875	[8]
Ordinary shares underlying the rights to be included in the private units [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	45,000	[9]
Ordinary shares underlying the rights to be included in the private units [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	46,875	[10]
Ordinary shares underlying the rights to be included in the private units [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	45,000	[11]
Ordinary shares underlying the rights to be included in the private units [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	46,875	[12]
Representative Share [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	200,000
Representative Share [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	230,000
Representative Share [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	200,000	[3]
Representative Share [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	230,000	[4]
Representative Share [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	200,000	[7]
Representative Share [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	230,000	[8]
Representative Share [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	200,000	[9]
Representative Share [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	230,000	[10]
Representative Share [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	200,000	[11]
Representative Share [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	230,000	[12]
Shares subject to redemption [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(10,000,000)
Shares subject to redemption [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(11,500,000)
Shares subject to redemption [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(2,369,047)	[3]
Shares subject to redemption [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(2,745,172)	[4]
Shares subject to redemption [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(4,738,095)	[7]
Shares subject to redemption [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(5,490,345)	[8]
Shares subject to redemption [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(7,107,142)	[9]
Shares subject to redemption [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(8,235,517)	[10]
Shares subject to redemption [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(9,476,190)	[11]
Shares subject to redemption [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(10,980,690)	[12]

[1]	Expenses applied against gross proceeds include offering expenses of $635,000 and underwriting commissions of $500,000 or $575,000 if the underwriters exercise their over-allotment option (excluding deferred underwriting fees). See “Use of Proceeds” on page 98 of this prospectus.
[2]

(2)      If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, directors, executive officers, advisors or any of their affiliates may purchase public shares or public units in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share.

[3]	The numbers set forth in this column assume that 2,369,047 public shares, or 25%, of the 9,476,190 public shares are redeemed.
[4]	The numbers set forth in this column assume that 2,745,172 public shares, or 25%, of the 10,980,690 public shares are redeemed.
[5]	Expenses applied against gross proceeds include offering expenses of $635,000 and underwriting commissions of $500,000 or $575,000 if the underwriters exercise their over-allotment option (excluding deferred underwriting fees). See “Use of Proceeds” on page 98 of this prospectus.
[6]	If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, directors, executive officers, advisors or any of their affiliates may purchase public shares or public units in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share .

[7]	The numbers set forth in this column assume that 4,738,095 public shares, or 50%, of the 9,476,190 public shares are redeemed.
[8]	The numbers set forth in this column assume that 5,490,345 public shares, or 50%, of the 10,980,690 public shares are redeemed.
[9]	The numbers set forth in this column assume that 7,107,142 public shares, or 75%, of the 9,476,190 public shares are redeemed.
[10]	The numbers set forth in this column assume that 8,235,517 public shares, or 75%, of the 10,980,690 public shares are redeemed.
[11]	The numbers set forth in this column assume that 9,476,190 public shares, or maximum redemptions that would permit us to maintain net tangible assets of $5,000,001 are redeemed.
[12]	The numbers set forth in this column assume that 10,980,690 public shares, or maximum redemptions that would permit us to maintain net tangible assets of $5,000,001 are redeemed.